Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant stock options or option-like equity awards as part of our executive compensation program; therefore, we do not currently have a formal practice or policy with respect to the grant of option or option-like awards. Grants under our Long-Term EIP are typically made in connection with the annual compensation cycle and, in 2025, were based on the arithmetic average per share VWAP of the Company's common stock for the last thirty (30) consecutive trading days prior to the grant date. During 2025, we did not time the disclosure of material non-public information to affect the value of other types of executive compensation awards granted to any service provider.

Award Timing Method	Grants under our Long-Term EIP are typically made in connection with the annual compensation cycle and, in 2025, were based on the arithmetic average per share VWAP of the Company's common stock for the last thirty (30) consecutive trading days prior to the grant date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not currently grant stock options or option-like equity awards as part of our executive compensation program; therefore, we do not currently have a formal practice or policy with respect to the grant of option or option-like awards.
MNPI Disclosure Timed for Compensation Value	false